REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Tables)	12 Months Ended
Sep. 30, 2015
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Schedule of real estate acquired in settlement of loans
	2015	2014

Residential real estate	$820,166	$3,822,042
Commercial real estate	4,407,197	2,721,641

	5,227,363	6,543,683
Less valuation allowance	(76,700)	(741,429)

Total	$5,150,663	$5,802,254

Schedule of allowance for losses on real estate acquired in settlement of loans

	2015	2014	2013

Balance, beginning of year	$741,429	$1,837,800	$4,706,775
Provison (recovery) charged to non-interest expense	224,100	(344,859)	1,770,126
Sale deficiencies charged to valuation allowance at time of sale	(888,829)	(751,512)	(4,639,101)

Balance, end of year	$76,700	$741,429	$1,837,800